LONG-TERM DEBT (Tables)	12 Months Ended
Feb. 23, 2013
Debt Disclosure [Abstract]
Long-Term Debt and Capital Lease Obligations

The Company’s long-term debt and capital lease obligations consisted of the following:

	February 23, 2013	February 25, 2012
8.00% Notes due May 2016	$1,000	$1,000
8.00% Secured Term Loan Facility due August 2018	834	—
7.50% Notes due November 2014	490	490
2.21% to 4.25% Revolving ABL Credit Facility due August 2017	207	—
Accounts Receivable Securitization Facility	40	55
1.65% to 4.75% Revolving Credit Facility and Variable Rate Notes due April 2015—April 2018	—	1,074
7.50% Notes due May 2012	—	282
Other	28	30
Net discount on debt, using an effective interest rate of 8.39% to 8.58%	(40)	(20)
Capital lease obligations	330	315

Total debt and capital lease obligations	2,889	3,226
Less current maturities of long-term debt and capital lease obligations	(74)	(345)

Long-term debt and capital lease obligations	$2,815	$2,881

Future Maturities of Long-Term Debt, Excluding Net Discount on Debt and Capital Lease Obligations

Future maturities of long-term debt, excluding the net discount on the debt and capital lease obligations, as of February 23, 2013 consist of the following:

Fiscal Year
2014	$19
2015	556
2016	9
2017	1,008
2018	216
Thereafter	791